Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Deposits Tables
Schedule of deposit liabilities, by type and range

Deposit accounts, by type and range of rates, consist of the following:

	December 31,
	2014	2013
Account Type

NOW accounts and MMDA	$107,935	$50,222
Regular savings accounts	29,846	22,037

Total	137,781	72,259

Certificate of Deposit Rates

0.10 percent to 0.99 percent	42,302	40,259
1.00 percent to 1.99 percent	27,362	17,715
2.00 percent to 2.99 percent	6,092	7,130
3.00 percent to 3.99 percent	1,050	1,486
4.00 percent to 4.99 percent	115	133

Total certificate of deposits	76,921	66,723

Total interest-bearing deposits	$214,702	$138,982

Schedule of maturities of certificates of deposit

The following table sets forth the amount and maturities of certificates of deposit:

	December 31, 2014
	Amount Due
Rate	Less than 1 Year	1-2 Years	2-3 Years	3-5 Years	Greater than 5 Years	Total

0.10 percent to 0.99 percent	$33,161	$8,214	$532	$395	$—	$42,302

1.00 percent to 1.99 percent	1,419	6,884	6,398	12,394	267	27,362

2.00 percent to 2.99 percent	4,022	696	47	323	1,004	6,092

3.00 percent to 3.99 percent	502	—	12	536	—	1,050

4.00 percent to 4.99 percent	45	17	53	—	—	115
Total	$39,149	$15,811	$7,042	$13,648	$1,271	$76,921

Schedule of interest expense on deposits	Interest expense on deposits is summarized as follows:
	Year Ended December 31,
	2014	2013

NOW and MMDAs	$141	$98
Regular savings	13	11
Certificates of deposit	664	717

Total	$818	$826